SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss per common share (Details) - USD ($)			3 Months Ended							6 Months Ended		9 Months Ended
	Sep. 30, 2019	Apr. 11, 2019	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019		Jun. 30, 2019	Sep. 30, 2019		Sep. 30, 2020		Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net (loss) income			$ (92,949)		$ (126,353)	$ 1,522,486	$ 2,507,354		$ (1,000)	$ 2,506,354		$ 1,303,184		$ 4,693,042
Less: Income attributable to common stock subject to possible redemption	$ (2,489,595)	$ (2,489,595)	0				(2,489,595)			(2,489,595)		(1,612,947)		(4,868,674)
Adjusted net loss			$ (92,949)				$ 17,759			$ 16,759		$ (309,763)		$ (175,632)
Weighted average shares outstanding, basic and diluted			19,665,085	[1]			19,549,981	[1]		17,433,711	[1]	19,647,636	[1]	18,180,430	[2]
Basic and diluted net loss per common share			$ 0.00	[3]			$ 0.00	[3]		$ 0.00	[3]	$ (0.02)	[3]	$ (0.01)	[4]

[1]	Excludes an aggregate of 66,563,478 and 66,673,530 shares subject to possible redemption at September 30, 2020 and 2019.
[2]	Excludes an aggregate of up to 66,619,951 shares subject to possible redemption at December 31, 2019.
[3]	Excludes interest income of $0 and $1,612,947 attributable to shares subject to possible redemption for the three and nine months ended September 30, 2020 and $2,489,595 for three months ended September 30,2019 and for the period April 11, 2019 (inception) through September 30, 2019, respectively (see Note 2).
[4]	Excludes interest income of $4,868,674 attributable to shares subject to possible redemption for the period from April 11, 2019 (inception) through December 31,